Document and Entity Information	9 Months Ended
Sep. 30, 2015
Document And Entity Information [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	Q3
Trading Symbol	UCIH
Entity Registrant Name	UCI HOLDINGS LTD
Entity Central Index Key	0001513050
Current Fiscal Year End Date	--12-31